EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
EMPLOYEE BENEFITS

NOTE 23 - EMPLOYEE BENEFITS

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$

Retirements payments	51,007	64,824
Resignation payments	8,230	9,722
Other obligations	14,879	19,024
Total liability for employee benefits	74,116	93,570

(a) The movement in retirements and resignation payments and other obligations:

		Increase (decrease)		Actuarial
	Opening	current service	Benefits	(gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	101,087	(7,384)	(6,018)	5,819	(11,139)	82,365
From January 1 to December 31, 2019	82,365	11,242	(4,390)	10,636	(6,283)	93,570
From January 1 to December 31, 2020	93,570	(18,759)	(8,634)	3,968	3,971	74,116

The principal assumptions used in the calculation to the provision in Chile, are presented below:

	For the period ended
	December 31,
Assumptions	2020	2019

Discount rate	2.67%	3.13%
Expected rate of salary increase	2.80%	4.50%
Rate of turnover	5.56%	6.04%
Mortality rate	RV-2014	RV-2014
Inflation rate	2.8%	2.8%
Retirement age of women	60	60
Retirement age of men	65	65

The discount rate corresponds to the 20 years Central Bank of Chile Bonds (BCP). The RV-2014 mortality tables correspond to those established by the Commission for the Financial Market of Chile and; for the determination of the inflation rates; the market performance curves of BCU Central Bank of Chile papers have been used and BCP long term at the scope date.

The calculation of the present value of the defined benefit obligation is sensitive to the variation of some actuarial assumptions such as discount rate, salary increase, rotation and inflation.

The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(4,576)	(7,257)
Change in the accrued liability an closing for decrease of 100 p.b.	5,244	5,365

Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	4,946	4,989
Change in the accrued liability an closing for decrease of 100 p.b.	(4,678)	(7,159)

(b) The liability for short-term:

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	2,186	91,153

(*) Accounts payables to employees (Note 20 letter b)

The participation in profits and bonuses related to an annual incentive plan for achievement of certain objectives.

(c) Employment expenses are detailed below:

	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$

Salaries and wages	850,557	1,478,804	1,481,357
Short-term employee benefits	41,259	147,576	132,394
Termination benefits (*)	-	54,256	54,007
Other personnel expenses	70,244	114,126	152,211

Total	962,060	1,794,762	1,819,969

(*) The termination benefits related to the reorganization under Chapter 11 are classified in Note 27, Restructuring activities expense.